Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	PIONEER SERIES TRUST I
Central Index Key	0001257951
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

Pioneer Oak Ridge Small Cap Growth Fund
OAK RIDGE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
Capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 51.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Oak Ridge Small Cap Growth Fund	CLASS A	CLASS B	CLASS C	CLASS K	CLASS R	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Oak Ridge Small Cap Growth Fund		CLASS A	CLASS B	CLASS C	CLASS K	CLASS R	CLASS Y
Management Fees		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none
Other Expenses	[1]	0.42%	0.55%	0.33%	0.08%	0.59%	0.19%
Total Annual Fund Operating Expenses	[2]	1.51%	2.39%	2.17%	0.92%	1.93%	1.03%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.11%)	(0.09%)	none	none	(0.33%)	none
Net Expenses	[2]	1.40%	2.30%	2.17%	0.92%	1.60%	1.03%
[1]	Other expenses for Class K are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.40%, 2.30%, and 1.60% of the average daily net assets attributable to Class A, Class B and Class R shares, respectively. These expense limitations are in effect through April 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Oak Ridge Small Cap Growth Fund (USD $)	1	3	5	10
Class A	709	1,015	1,342	2,264
Class B	633	1,037	1,367	2,501
Class C	320	679	1,164	2,503
Class K	94	293	509	1,131
Class R	163	574	1,011	2,227
Class Y	105	328	569	1,259

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Oak Ridge Small Cap Growth Fund (USD $)	1	3	5	10
Class A	709	1,015	1,342	2,264
Class B	233	737	1,267	2,501
Class C	220	679	1,164	2,503
Class K	94	293	509	1,131
Class R	163	574	1,011	2,227
Class Y	105	328	569	1,259

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies. Small capitalization companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index ($4.66 billion as of December 31, 2012) or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index ($4.23 billion as of December 31, 2012) as measured at the end of the preceding month. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. The size of the companies in the Index changes constantly as a result of market conditions and the composition of the Index. The fund's investments will not be confined to securities issued by companies included in the Index. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity investments in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:
  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.
From this process, the subadviser constructs a list of securities for the fund to purchase.

The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

SMALL-SIZE COMPANIES RISK. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A shares (Class C shares in the case of the fund's Class C shares) prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 20.45% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.25% (10/01/2008 TO 12/31/2008).
No performance information is presented for Class K or Class R shares in the table because Class K and Class R shares do not have annual returns for at least one calendar year. The returns for Class K and Class R shares would differ from those of Class A, B, C and Y shares because they have different expenses.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer Oak Ridge Small Cap Growth Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	4.22%	3.71%	9.69%	9.51%	Jan 3, 1994
Class A Return after taxes on distributions	3.74%	3.37%	9.31%	8.68%	Jan 3, 1994
Class A Return after taxes on distributions and sale of shares	3.34%	3.13%	8.57%	8.24%	Jan 3, 1994
Class B	5.59%	4.00%		6.52%	Feb 17, 2004
Class C	9.75%	4.07%	9.44%	6.96%	Mar 1, 1997
Class Y	11.00%			12.74%	Dec 29, 2009
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%	7.95%	Jan 3, 1994
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	5.84%	Jan 3, 1994

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Pioneer Oak Ridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OAK RIDGE SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 51.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class K are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies. Small capitalization companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index ($4.66 billion as of December 31, 2012) or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index ($4.23 billion as of December 31, 2012) as measured at the end of the preceding month. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. The size of the companies in the Index changes constantly as a result of market conditions and the composition of the Index. The fund's investments will not be confined to securities issued by companies included in the Index. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity investments in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:
  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.
From this process, the subadviser constructs a list of securities for the fund to purchase.

		The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

SMALL-SIZE COMPANIES RISK. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A shares (Class C shares in the case of the fund's Class C shares) prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class K or Class R shares in the table because Class K and Class R shares do not have annual returns for at least one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 20.45% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.25% (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A shares (Class C shares in the case of the fund's Class C shares) prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R and Class Y shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	No performance information is presented for Class K or Class R shares in the table because Class K and Class R shares do not have annual returns for at least one calendar year. The returns for Class K and Class R shares would differ from those of Class A, B, C and Y shares because they have different expenses.
Pioneer Oak Ridge Small Cap Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.40%	[2]
1	rr_ExpenseExampleYear01	709
3	rr_ExpenseExampleYear03	1,015
5	rr_ExpenseExampleYear05	1,342
10	rr_ExpenseExampleYear10	2,264
1	rr_ExpenseExampleNoRedemptionYear01	709
3	rr_ExpenseExampleNoRedemptionYear03	1,015
5	rr_ExpenseExampleNoRedemptionYear05	1,342
10	rr_ExpenseExampleNoRedemptionYear10	2,264
2003	rr_AnnualReturn2003	36.90%
2004	rr_AnnualReturn2004	22.60%
2005	rr_AnnualReturn2005	6.27%
2006	rr_AnnualReturn2006	6.70%
2007	rr_AnnualReturn2007	10.38%
2008	rr_AnnualReturn2008	(29.79%)
2009	rr_AnnualReturn2009	26.08%
2010	rr_AnnualReturn2010	28.91%
2011	rr_AnnualReturn2011	0.92%
2012	rr_AnnualReturn2012	10.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
1 YEAR	rr_AverageAnnualReturnYear01	4.22%
5 YEARS	rr_AverageAnnualReturnYear05	3.71%
10 YEARS	rr_AverageAnnualReturnYear10	9.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.51%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994
Pioneer Oak Ridge Small Cap Growth Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.30%	[2]
1	rr_ExpenseExampleYear01	633
3	rr_ExpenseExampleYear03	1,037
5	rr_ExpenseExampleYear05	1,367
10	rr_ExpenseExampleYear10	2,501
1	rr_ExpenseExampleNoRedemptionYear01	233
3	rr_ExpenseExampleNoRedemptionYear03	737
5	rr_ExpenseExampleNoRedemptionYear05	1,267
10	rr_ExpenseExampleNoRedemptionYear10	2,501
1 YEAR	rr_AverageAnnualReturnYear01	5.59%
5 YEARS	rr_AverageAnnualReturnYear05	4.00%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.52%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Pioneer Oak Ridge Small Cap Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	2.17%	[2]
1	rr_ExpenseExampleYear01	320
3	rr_ExpenseExampleYear03	679
5	rr_ExpenseExampleYear05	1,164
10	rr_ExpenseExampleYear10	2,503
1	rr_ExpenseExampleNoRedemptionYear01	220
3	rr_ExpenseExampleNoRedemptionYear03	679
5	rr_ExpenseExampleNoRedemptionYear05	1,164
10	rr_ExpenseExampleNoRedemptionYear10	2,503
1 YEAR	rr_AverageAnnualReturnYear01	9.75%
5 YEARS	rr_AverageAnnualReturnYear05	4.07%
10 YEARS	rr_AverageAnnualReturnYear10	9.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1997
Pioneer Oak Ridge Small Cap Growth Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	0.92%	[2]
1	rr_ExpenseExampleYear01	94
3	rr_ExpenseExampleYear03	293
5	rr_ExpenseExampleYear05	509
10	rr_ExpenseExampleYear10	1,131
1	rr_ExpenseExampleNoRedemptionYear01	94
3	rr_ExpenseExampleNoRedemptionYear03	293
5	rr_ExpenseExampleNoRedemptionYear05	509
10	rr_ExpenseExampleNoRedemptionYear10	1,131
Pioneer Oak Ridge Small Cap Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1	rr_ExpenseExampleYear01	163
3	rr_ExpenseExampleYear03	574
5	rr_ExpenseExampleYear05	1,011
10	rr_ExpenseExampleYear10	2,227
1	rr_ExpenseExampleNoRedemptionYear01	163
3	rr_ExpenseExampleNoRedemptionYear03	574
5	rr_ExpenseExampleNoRedemptionYear05	1,011
10	rr_ExpenseExampleNoRedemptionYear10	2,227
Pioneer Oak Ridge Small Cap Growth Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	1.03%	[2]
1	rr_ExpenseExampleYear01	105
3	rr_ExpenseExampleYear03	328
5	rr_ExpenseExampleYear05	569
10	rr_ExpenseExampleYear10	1,259
1	rr_ExpenseExampleNoRedemptionYear01	105
3	rr_ExpenseExampleNoRedemptionYear03	328
5	rr_ExpenseExampleNoRedemptionYear05	569
10	rr_ExpenseExampleNoRedemptionYear10	1,259
1 YEAR	rr_AverageAnnualReturnYear01	11.00%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 29, 2009
Pioneer Oak Ridge Small Cap Growth Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.74%
5 YEARS	rr_AverageAnnualReturnYear05	3.37%
10 YEARS	rr_AverageAnnualReturnYear10	9.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.68%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994
Pioneer Oak Ridge Small Cap Growth Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.34%
5 YEARS	rr_AverageAnnualReturnYear05	3.13%
10 YEARS	rr_AverageAnnualReturnYear10	8.57%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.24%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994
Pioneer Oak Ridge Small Cap Growth Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.35%
5 YEARS	rr_AverageAnnualReturnYear05	3.56%
10 YEARS	rr_AverageAnnualReturnYear10	9.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.95%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994
Pioneer Oak Ridge Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.59%
5 YEARS	rr_AverageAnnualReturnYear05	3.49%
10 YEARS	rr_AverageAnnualReturnYear10	9.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.84%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994

[1]	Other expenses for Class K are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.40%, 2.30%, and 1.60% of the average daily net assets attributable to Class A, Class B and Class R shares, respectively. These expense limitations are in effect through April 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Oak Ridge Large Cap Growth Fund
OAK RIDGE LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
Capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 32 and the "Sales charges" section of the statement of additional information beginning on page 52.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Oak Ridge Large Cap Growth Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Oak Ridge Large Cap Growth Fund		CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.63%	0.91%	0.55%	0.71%	0.36%
Total Annual Fund Operating Expenses		1.63%	2.66%	2.30%	1.96%	1.11%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.43%)	(0.56%)	(0.20%)	(0.51%)	none
Net Expenses	[1]	1.20%	2.10%	2.10%	1.45%	1.11%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Oak Ridge Large Cap Growth Fund (USD $)	1	3	5	10
Class A	690	1,020	1,372	2,363
Class B	613	1,073	1,460	2,701
Class C	313	699	1,212	2,620
Class R	148	566	1,010	2,244
Class Y	113	353	612	1,352

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Oak Ridge Large Cap Growth Fund (USD $)	1	3	5	10
Class A	690	1,020	1,372	2,363
Class B	213	773	1,360	2,701
Class C	213	699	1,212	2,620
Class R	148	566	1,010	2,244
Class Y	113	353	612	1,352

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks and depositary receipts, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:
  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.
From this process, the subadviser constructs a list of securities for the fund to purchase.

The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Russell 1000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 16.34% (01/01/2012 TO 03/31/2012). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.95% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer Oak Ridge Large Cap Growth Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	5.37%	(1.61%)	3.85%	1.63%	Mar 1, 1999
Class A Return after taxes on distributions	5.37%	(1.64%)	3.67%	1.41%	Mar 1, 1999
Class A Return after taxes on distributions and sale of shares	3.49%	(1.37%)	3.34%	1.36%	Mar 1, 1999
Class B	6.86%	(1.32%)		1.65%	Feb 17, 2004
Class C	10.89%	(1.33%)		1.70%	Feb 17, 2004
Class R	11.59%	(0.68%)		2.14%	Feb 17, 2004
Class Y	11.96%	(0.23%)		3.66%	Aug 10, 2004
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	2.90%	Mar 1, 1999
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	1.40%	Mar 1, 1999

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Pioneer Oak Ridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OAK RIDGE LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 32 and the "Sales charges" section of the statement of additional information beginning on page 52.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks and depositary receipts, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:
  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.
From this process, the subadviser constructs a list of securities for the fund to purchase.

		The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Russell 1000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Russell 1000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 16.34% (01/01/2012 TO 03/31/2012). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.95% (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.
Pioneer Oak Ridge Large Cap Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.20%	[1]
1	rr_ExpenseExampleYear01	690
3	rr_ExpenseExampleYear03	1,020
5	rr_ExpenseExampleYear05	1,372
10	rr_ExpenseExampleYear10	2,363
1	rr_ExpenseExampleNoRedemptionYear01	690
3	rr_ExpenseExampleNoRedemptionYear03	1,020
5	rr_ExpenseExampleNoRedemptionYear05	1,372
10	rr_ExpenseExampleNoRedemptionYear10	2,363
2003	rr_AnnualReturn2003	19.53%
2004	rr_AnnualReturn2004	11.40%
2005	rr_AnnualReturn2005	7.57%
2006	rr_AnnualReturn2006	2.61%
2007	rr_AnnualReturn2007	7.61%
2008	rr_AnnualReturn2008	(38.29%)
2009	rr_AnnualReturn2009	33.58%
2010	rr_AnnualReturn2010	7.74%
2011	rr_AnnualReturn2011	(1.49%)
2012	rr_AnnualReturn2012	11.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 YEAR	rr_AverageAnnualReturnYear01	5.37%
5 YEARS	rr_AverageAnnualReturnYear05	(1.61%)
10 YEARS	rr_AverageAnnualReturnYear10	3.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.63%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
Pioneer Oak Ridge Large Cap Growth Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.10%	[1]
1	rr_ExpenseExampleYear01	613
3	rr_ExpenseExampleYear03	1,073
5	rr_ExpenseExampleYear05	1,460
10	rr_ExpenseExampleYear10	2,701
1	rr_ExpenseExampleNoRedemptionYear01	213
3	rr_ExpenseExampleNoRedemptionYear03	773
5	rr_ExpenseExampleNoRedemptionYear05	1,360
10	rr_ExpenseExampleNoRedemptionYear10	2,701
1 YEAR	rr_AverageAnnualReturnYear01	6.86%
5 YEARS	rr_AverageAnnualReturnYear05	(1.32%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.65%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.10%	[1]
1	rr_ExpenseExampleYear01	313
3	rr_ExpenseExampleYear03	699
5	rr_ExpenseExampleYear05	1,212
10	rr_ExpenseExampleYear10	2,620
1	rr_ExpenseExampleNoRedemptionYear01	213
3	rr_ExpenseExampleNoRedemptionYear03	699
5	rr_ExpenseExampleNoRedemptionYear05	1,212
10	rr_ExpenseExampleNoRedemptionYear10	2,620
1 YEAR	rr_AverageAnnualReturnYear01	10.89%
5 YEARS	rr_AverageAnnualReturnYear05	(1.33%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.70%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.45%	[1]
1	rr_ExpenseExampleYear01	148
3	rr_ExpenseExampleYear03	566
5	rr_ExpenseExampleYear05	1,010
10	rr_ExpenseExampleYear10	2,244
1	rr_ExpenseExampleNoRedemptionYear01	148
3	rr_ExpenseExampleNoRedemptionYear03	566
5	rr_ExpenseExampleNoRedemptionYear05	1,010
10	rr_ExpenseExampleNoRedemptionYear10	2,244
1 YEAR	rr_AverageAnnualReturnYear01	11.59%
5 YEARS	rr_AverageAnnualReturnYear05	(0.68%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.14%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.11%	[1]
1	rr_ExpenseExampleYear01	113
3	rr_ExpenseExampleYear03	353
5	rr_ExpenseExampleYear05	612
10	rr_ExpenseExampleYear10	1,352
1	rr_ExpenseExampleNoRedemptionYear01	113
3	rr_ExpenseExampleNoRedemptionYear03	353
5	rr_ExpenseExampleNoRedemptionYear05	612
10	rr_ExpenseExampleNoRedemptionYear10	1,352
1 YEAR	rr_AverageAnnualReturnYear01	11.96%
5 YEARS	rr_AverageAnnualReturnYear05	(0.23%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.66%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 10, 2004
Pioneer Oak Ridge Large Cap Growth Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.37%
5 YEARS	rr_AverageAnnualReturnYear05	(1.64%)
10 YEARS	rr_AverageAnnualReturnYear10	3.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.41%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
Pioneer Oak Ridge Large Cap Growth Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.49%
5 YEARS	rr_AverageAnnualReturnYear05	(1.37%)
10 YEARS	rr_AverageAnnualReturnYear10	3.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.36%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
Pioneer Oak Ridge Large Cap Growth Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.90%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
Pioneer Oak Ridge Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.26%
5 YEARS	rr_AverageAnnualReturnYear05	3.12%
10 YEARS	rr_AverageAnnualReturnYear10	7.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.40%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Select Mid Cap Growth Fund
SELECT MID CAP GROWTH FUND
INVESTMENT OBJECTIVE
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 29 and the "Sales charges" section of the statement of additional information beginning on page 50.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Select Mid Cap Growth Fund	CLASS A	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Select Mid Cap Growth Fund	Class A	Class C	Class Y
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.28%	0.53%	0.10%
Total Annual Fund Operating Expenses	1.16%	2.16%	0.73%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Select Mid Cap Growth Fund (USD $)	1	3	5	10
Class A	686	921	1,174	1,898
Class C	319	675	1,157	2,488
Class Y	74	232	403	900

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Select Mid Cap Growth Fund (USD $)	1	3	5	10
Class A	686	921	1,174	1,898
Class C	219	675	1,157	2,488
Class Y	74	232	403	900

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index ($24.98 billion as of December 31, 2012) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index ($19.85 billion as of December 31, 2012) as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities, issued by both U.S. and non-U.S. issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks the fund's investment adviser employs quantitative analysis, fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies.

The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting
https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and stated liabilities of Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for shares of the fund. The performance of Class A, Class C and Class Y shares of the fund includes the performance of the predecessor fund's Class A, Class C and Class I shares prior to the reorganization. The performance of the predecessor fund's Class A and Class C shares prior to the reorganization has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of the predecessor fund's Class I shares prior to the reorganization has not been restated to reflect any differences in expenses. Morgan Asset Management, Inc. served as the investment adviser to the predecessor fund.

The predecessor fund began operations on March 12, 1999 as the successor to a collective trust fund for which Regions Bank was the trustee. The performance shown below relating to the predecessor fund prior to March 12, 1999 is that of the predecessor fund's predecessor, the inception date of which was June 30, 1993. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 23.93% (04/01/2003 TO 06/30/2003). THE LOWEST CALENDAR QUARTERLY RETURN WAS -23.43% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer Select Mid Cap Growth Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	4.01%	1.68%	9.43%	11.45%	Jun 30, 1993
Class A Return after taxes on distributions	3.54%	1.57%	8.72%	10.43%	Jun 30, 1993
Class A Return after taxes on distributions and sale of shares	3.22%	1.42%	8.23%	10.00%	Jun 30, 1993
Class C	9.22%	1.93%	9.31%	6.19%	Jan 7, 2002
Class Y	10.77%	3.30%		7.41%	Jun 23, 2004
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%	8.68%	Jun 30, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Pioneer Select Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELECT MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 29 and the "Sales charges" section of the statement of additional information beginning on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index ($24.98 billion as of December 31, 2012) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index ($19.85 billion as of December 31, 2012) as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities, issued by both U.S. and non-U.S. issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks the fund's investment adviser employs quantitative analysis, fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies.

		The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting
https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and stated liabilities of Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for shares of the fund. The performance of Class A, Class C and Class Y shares of the fund includes the performance of the predecessor fund's Class A, Class C and Class I shares prior to the reorganization. The performance of the predecessor fund's Class A and Class C shares prior to the reorganization has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of the predecessor fund's Class I shares prior to the reorganization has not been restated to reflect any differences in expenses. Morgan Asset Management, Inc. served as the investment adviser to the predecessor fund.

The predecessor fund began operations on March 12, 1999 as the successor to a collective trust fund for which Regions Bank was the trustee. The performance shown below relating to the predecessor fund prior to March 12, 1999 is that of the predecessor fund's predecessor, the inception date of which was June 30, 1993. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 23.93% (04/01/2003 TO 06/30/2003). THE LOWEST CALENDAR QUARTERLY RETURN WAS -23.43% (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of Class A, Class C and Class Y shares of the fund includes the performance of the predecessor fund's Class A, Class C and Class I shares prior to the reorganization. The performance of the predecessor fund's Class A and Class C shares prior to the reorganization has been restated to reflect differences in any applicable sales charges (but not differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.
Pioneer Select Mid Cap Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1	rr_ExpenseExampleYear01	686
3	rr_ExpenseExampleYear03	921
5	rr_ExpenseExampleYear05	1,174
10	rr_ExpenseExampleYear10	1,898
1	rr_ExpenseExampleNoRedemptionYear01	686
3	rr_ExpenseExampleNoRedemptionYear03	921
5	rr_ExpenseExampleNoRedemptionYear05	1,174
10	rr_ExpenseExampleNoRedemptionYear10	1,898
2003	rr_AnnualReturn2003	39.62%
2004	rr_AnnualReturn2004	8.40%
2005	rr_AnnualReturn2005	18.48%
2006	rr_AnnualReturn2006	6.20%
2007	rr_AnnualReturn2007	18.98%
2008	rr_AnnualReturn2008	(39.76%)
2009	rr_AnnualReturn2009	46.81%
2010	rr_AnnualReturn2010	21.01%
2011	rr_AnnualReturn2011	(2.36%)
2012	rr_AnnualReturn2012	10.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.43%)
1 YEAR	rr_AverageAnnualReturnYear01	4.01%
5 YEARS	rr_AverageAnnualReturnYear05	1.68%
10 YEARS	rr_AverageAnnualReturnYear10	9.43%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Pioneer Select Mid Cap Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
1	rr_ExpenseExampleYear01	319
3	rr_ExpenseExampleYear03	675
5	rr_ExpenseExampleYear05	1,157
10	rr_ExpenseExampleYear10	2,488
1	rr_ExpenseExampleNoRedemptionYear01	219
3	rr_ExpenseExampleNoRedemptionYear03	675
5	rr_ExpenseExampleNoRedemptionYear05	1,157
10	rr_ExpenseExampleNoRedemptionYear10	2,488
1 YEAR	rr_AverageAnnualReturnYear01	9.22%
5 YEARS	rr_AverageAnnualReturnYear05	1.93%
10 YEARS	rr_AverageAnnualReturnYear10	9.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 7, 2002
Pioneer Select Mid Cap Growth Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1	rr_ExpenseExampleYear01	74
3	rr_ExpenseExampleYear03	232
5	rr_ExpenseExampleYear05	403
10	rr_ExpenseExampleYear10	900
1	rr_ExpenseExampleNoRedemptionYear01	74
3	rr_ExpenseExampleNoRedemptionYear03	232
5	rr_ExpenseExampleNoRedemptionYear05	403
10	rr_ExpenseExampleNoRedemptionYear10	900
1 YEAR	rr_AverageAnnualReturnYear01	10.77%
5 YEARS	rr_AverageAnnualReturnYear05	3.30%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.41%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 23, 2004
Pioneer Select Mid Cap Growth Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.54%
5 YEARS	rr_AverageAnnualReturnYear05	1.57%
10 YEARS	rr_AverageAnnualReturnYear10	8.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.43%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Pioneer Select Mid Cap Growth Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.22%
5 YEARS	rr_AverageAnnualReturnYear05	1.42%
10 YEARS	rr_AverageAnnualReturnYear10	8.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Pioneer Select Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.81%
5 YEARS	rr_AverageAnnualReturnYear05	3.23%
10 YEARS	rr_AverageAnnualReturnYear10	10.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.68%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013